Share-Based Compensation (Details) - USD ($)				9 Months Ended	12 Months Ended
	Mar. 04, 2021	Feb. 26, 2021	Feb. 17, 2021	Sep. 30, 2021	Dec. 31, 2031	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Options (Details) [Line Items]
Stock option number of shares outstanding (in Shares)						15,503,748
Number of stock options granted (in Shares)						6,373,203	1,610,776
Number of stock options exercise price (in Dollars per share)						$ 2.10	$ 2.00
Fair value of stock options vested		$ 46,777	$ 568,120
Exercise price (in Dollars per share)		$ 0.22
Common share options to employees granted (in Shares)						0
Weighted-average recognition period								7 years 3 months 10 days
Exploration and evaluation expenses						$ 93,006,000	$ 48,881,000
General and administrative expenses						56,583,000	7,723,000
Aggregate Intrinsic value of stock options, Vested and exercisable						17,406,000
Minimum
Stock Options (Details) [Line Items]
Exercise price (in Dollars per share)			$ 0.22
Option expire date			Feb. 17, 2026
Maximum
Stock Options (Details) [Line Items]
Exercise price (in Dollars per share)			$ 0.65
Option expire date			Feb. 26, 2026
Short Term Incentive Plan
Stock Options (Details) [Line Items]
Total grant date fair value of options vested						30,700,000
Fair value of stock options vested	$ 5,758,306
Share-based compensation expense						$ 2,700,000
Short Term Incentive Plan | Minimum
Stock Options (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.65
Short Term Incentive Plan | Maximum
Stock Options (Details) [Line Items]
Vesting periods	3 years
Exercise price (in Dollars per share)	$ 8.64
Long Term Incentive Plan
Stock Options (Details) [Line Items]
Number of stock options outstanding (in Shares)						9,783,922
Number of stock options granted (in Shares)						9,783,922
Number of stock options exercise price (in Dollars per share)						$ 0.65
Intrinsic value of stock option						$ 14,000,000.0
Fair value of stock options vested	$ 9,783,922
Exercise price (in Dollars per share)						$ 0.65
Share option-based payments expense				$ 3,900,000
Share-based compensation expense						$ 30,100,000
Restricted stock units
Stock Options (Details) [Line Items]
Granted						4,127,878
Common Share options-based payments						$ 1,000.0
Exploration and evaluation expenses						400,000
General and administrative expenses						600,000
Unrecognized share-based compensation expense						12,300,000
Aggregate Intrinsic value of stock options, Vested and exercisable						0
Equity Option [Member]
Stock Options (Details) [Line Items]
Share option-based payments expense						59,300,000	4,100,000
Share Option One
Stock Options (Details) [Line Items]
Intrinsic value of stock option						$ 39,400,000
Common stock of per shares (in Dollars per share)						$ 2.08
Share option-based payments expense						$ 32,700,000	3,300,000
Share Option Two
Stock Options (Details) [Line Items]
Share option-based payments expense						26,600,000	$ 800,000
Vesting Thirds anniversary of the grant date
Stock Options (Details) [Line Items]
Market Capitalizations						$ 3,000,000,000
Derived per share (in Dollars per share)						$ 5.59
Derived service periods						3 months 29 days
Vesting Thirds anniversary of the grant date | Long Term Incentive Plan
Stock Options (Details) [Line Items]
Dividend rate percentage						25.00%
Vesting Thirds anniversary of the grant date | Restricted stock units
Stock Options (Details) [Line Items]
Granted						3,556,224
Vesting Fourth anniversary of the grant date
Stock Options (Details) [Line Items]
Market Capitalizations						$ 6,000,000,000
Derived per share (in Dollars per share)						$ 5.42
Derived service periods						1 year 4 months 28 days
Vesting Fourth anniversary of the grant date | Long Term Incentive Plan
Stock Options (Details) [Line Items]
Dividend rate percentage						35.00%
Vesting Fourth anniversary of the grant date | Restricted stock units
Stock Options (Details) [Line Items]
Granted						398,438
Vesting immediately on grant date | Long Term Incentive Plan
Stock Options (Details) [Line Items]
Dividend rate percentage						20.00%
Vesting immediately on grant date | Restricted stock units
Stock Options (Details) [Line Items]
Granted						173,216
Tranche 4 | Long Term Incentive Plan
Stock Options (Details) [Line Items]
Dividend rate percentage						20.00%
Short Term Incentive Plan
Stock Options (Details) [Line Items]
Number of stock options outstanding (in Shares)						15,503,748
Weighted-average recognition period term					1 year
Long Term Incentive Plan | Vesting Thirds anniversary of the grant date
Stock Options (Details) [Line Items]
Market Capitalizations						$ 3,000,000,000
Long Term Incentive Plan | Vesting Fourth anniversary of the grant date
Stock Options (Details) [Line Items]
Market Capitalizations						$ 6,000,000,000
2021 Incentive Equity Plan
Stock Options (Details) [Line Items]
Aggregate number of common shares reserved for issuance under the plan						24,682,386
Common Shares issued and outstanding percentage						4.00%
2021 Incentive Equity Plan | Non-employee directors
Stock Options (Details) [Line Items]
Stock option number of shares outstanding (in Shares)						2,243,853